SIGNIFICANT ACCOUNTING POLICIES (Narrative)(Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share	526,381	939,366	824,664